PROMISSORY NOTES PAYABLE	9 Months Ended
Apr. 30, 2017
PROMISSORY NOTES PAYABLE [Text Block]
6.	PROMISSORY NOTES PAYABLE

During the period ended April 30, 2017, the Company issued promissory notes totalling $220,000, accruing interest in advance at 10% every three months, maturing on June 29, 2017. Subsequent to April 30, 2017, the Company and one promissory note holder agreed to reduce the interest rate to 7.2% and make an early repayment of principal of $100,000 and accrued interest of $7,200. The remaining principal of $120,000 and accrued interest of $12,000 was also repaid early subsequent to April 30, 2017, on May 30, 2017.